Derivative Instruments - Effective Portion of Gains (Losses) Recognized in Other Comprehensive Income (Loss) and Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings (Details) - Asset and liability management positions - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flow hedges | Interest rate contracts
Cash flow hedges
Gains (Losses) Recognized in Other Comprehensive Income (Loss)	$ 296	$ (503)	$ (187)
Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings	(188)	(192)	(59)
Net investment hedges | Foreign exchange forward contracts
Net investment hedges
Gains (Losses) Recognized in Other Comprehensive Income (Loss)	(33)	121	(11)
Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings	0	0	0
Net investment hedges | Non-derivative debt instruments
Net investment hedges
Gains (Losses) Recognized in Other Comprehensive Income (Loss)	(195)	85	(33)
Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings	$ 0	$ 0	$ 0